Segment Reporting	12 Months Ended
Feb. 28, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group Chief Executive Officer (“CEO”), who makes strategic decisions.

The Group organized its business units based on its products and services into the following reportable segments:

-	Cartrack is a provider of an operational intelligence platform that maximizes the value of transportation, operations and workflow data by providing insightful real-time data analytics to connected vehicles and equipment.

-	Karooooo Logistics provides a software application enabling the management of last mile delivery and general operational logistics. This technology addresses the challenges of on-the-ground distribution for large enterprises requiring systems integrations, payment gateways, third-party long-haul services and crowd-sourced drivers in order to scale and meet their operational needs.

-	Carzuka was a physical and e-commerce vehicle buying and selling marketplace which allows customers to source, buy and sell vehicles efficiently and cost effectively. During the third quarter of the FY 2024, despite the growth experienced by Carzuka in South Africa, a decision was made to cease buying second hand vehicles in South Africa. This follows considerable interaction with motor dealerships across South Africa during these periods, who perceived Carzuka’s business interests to conflict with their business interests and Cartrack does not want to risk the long-standing strategic relationships that Cartrack has forged with motor dealerships across South Africa.

There are many components within the Carzuka’s platform that had been built and developed and will continue to provide value to the existing Cartrack fleet platform. With effect from financial year 2025, Carzuka has changed the focus of its operations such that the nature of the underlying services offered now aligns with Cartrack’s broader operations and has been integrated into that segment accordingly.

The CODM monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which in certain respects, as explained in the table below, is measured differently from operating profit or loss in the consolidated financial statements.

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 28, 2026, February 28, 2025 and February 29, 2024 as follows

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 28, 2026
Subscription revenue	4,830,669	-	13,079	4,843,748
Other revenue[1]	108,173	-	-	108,173
Delivery service	-	-	527,199	527,199
Segment revenue	4,938,842	-	540,278	5,479,120

Segment operating profit	1,369,879	-	44,833	1,414,712

Depreciation and amortization	868,059	-	2,641	870,700
Capital expenditure	1,217,915	-	1,719	1,219,634

February 28, 2025
Subscription revenue	4,055,394	-	12,783	4,068,177
Other revenue[1]	89,618	-	-	89,618
Vehicle sales	2,099	-	-	2,099
Delivery service	-	-	407,565	407,565
Segment revenue	4,147,111	-	420,348	4,567,459

Segment operating profit	1,272,980	-	39,353	1,312,333

Depreciation and amortization	659,140	-	3,419	662,559
Capital expenditure	1,079,715	-	1,593	1,081,308

February 29, 2024
Subscription revenue	3,522,816	-	12,989	3,535,805
Other revenue	90,879	-	-	90,879
Vehicle sales	-	274,787	-	274,787
Delivery service	-	-	304,040	304,040
Segment revenue	3,613,695	274,787	317,029	4,205,511

Segment operating profit/ (loss)	1,069,313	(52,907)	26,096	1,042,502

Depreciation and amortization	640,419	5,386	2,337	648,142
Capital expenditure	923,579	317	3,672	927,568

[1]	Information about other revenue is disclosed in Note 19.

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Total segment operating profits	1,414,712	1,312,333	1,042,502
Offering costs	(11,667)	(15,113)	-
Impairment of goodwill	-	(43,600)	-
Finance income	34,476	44,167	39,418
Finance cost	(77,874)	(50,866)	(15,822)
Fair value changes to derivative assets	-	-	(388)
Consolidated profit before taxation	1,359,647	1,246,921	1,065,710

Information about geographical areas:

	As of February 28
Non-current operating assets[1]	2026	2025

South Africa	2,717,280	2,158,893
Africa-Other	113,432	119,486
Europe	468,824	425,207
Asia-Pacific[2], Middle East & USA	570,595	560,262
	3,870,131	3,263,848

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 164.6 million (2025: ZAR 185.8 million).

Information about revenue from geographical areas is disclosed in Note 19.

There are no customers which contribute in excess of 10% of Group revenue for the financial year ended February 28, 2026, February 28, 2025 and February 29, 2024.